DWS Enhanced Commodity Strategy Fund Expense Example, No Redemption - DWS Enhanced Commodity Strategy Fund	Jun. 15, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 681
Expense Example, No Redemption, 3 Years	965
Expense Example, No Redemption, 5 Years	1,270
Expense Example, No Redemption, 10 Years	2,134
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	2,196
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,179
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	556
Expense Example, No Redemption, 10 Years	1,254
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	343
Expense Example, No Redemption, 5 Years	609
Expense Example, No Redemption, 10 Years	$ 1,369